Schedules of Investments ─ IQ 500 International ETF
January 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 98.3%
Australia - 3.2%
AGL Energy Ltd.	14,108	$188,420
Australia & New Zealand Banking Group Ltd.	14,767	254,558
BHP Group Ltd.	39,458	1,040,757
BlueScope Steel Ltd.	22,497	214,614
Brambles Ltd.	27,747	234,605
Caltex Australia Ltd.	13,792	317,432
CIMIC Group Ltd.	9,210	180,591
Commonwealth Bank of Australia	6,193	353,480
CSL Ltd.	1,804	376,859
Downer EDI Ltd.	49,725	246,667
Metcash Ltd.	126,391	221,685
National Australia Bank Ltd.	14,564	252,131
Origin Energy Ltd.	47,259	259,428
Qantas Airways Ltd.	81,186	348,383
Ramsay Health Care Ltd.(a)	7,572	401,471
Rio Tinto PLC	17,391	936,250
Sonic Healthcare Ltd.	14,798	313,739
South32 Ltd.	74,124	131,003
Telstra Corp. Ltd.	172,105	442,428
Viva Energy Group Ltd.‡	157,120	180,916
Wesfarmers Ltd.	25,943	785,186
Westpac Banking Corp.	15,393	258,858
Woolworths Group Ltd.	34,355	962,276

Total Australia		8,901,737

Austria - 0.2%
OMV AG	8,016	399,661
voestalpine AG	11,169	271,315

Total Austria		670,976

Belgium - 0.8%
Anheuser-Busch InBev SA/NV	17,003	1,289,219
Colruyt SA	2,985	149,355
Solvay SA	2,996	310,569
Umicore SA	7,574	348,918

Total Belgium		2,098,061

Canada - 5.9%
Air Canada*	14,802	496,142
Alimentation Couche-Tard, Inc., Class B	37,010	1,237,724
Bank of Montreal(a)	3,577	272,978
Bank of Nova Scotia (The)	5,966	326,054
BCE, Inc.	10,199	480,897
Bombardier, Inc., Class B*	197,055	183,265
Brookfield Asset Management, Inc., Class A	10,410	637,406
Canadian Imperial Bank of Commerce	2,809	229,214
Canadian National Railway Co.	3,394	317,369
Canadian Natural Resources Ltd.	9,763	274,756
Canadian Tire Corp. Ltd., Class A(a)	2,043	219,245
Cenovus Energy, Inc.	29,149	253,901
CGI, Inc.*	4,791	367,073
Empire Co., Ltd., Class A	14,963	347,332
Enbridge, Inc.	31,360	1,275,930
George Weston Ltd.	9,381	756,481
Great-West Lifeco, Inc.	13,811	358,080
Husky Energy, Inc.	26,686	173,730
Imperial Oil Ltd.	14,207	337,088
Loblaw Cos. Ltd.	13,187	690,384
Magna International, Inc.	13,177	668,440
Manulife Financial Corp.	21,154	412,348
Metro, Inc.	6,589	268,781
Nutrien Ltd.	8,571	366,093
Parkland Fuel Corp.	8,973	312,432
Pembina Pipeline Corp.	5,579	213,787
Power Corp. of Canada	15,394	384,341
Power Financial Corp.	14,907	387,173
Restaurant Brands International, Inc.	3,597	219,592
Rogers Communications, Inc., Class B	5,574	279,258
Royal Bank of Canada(a)	6,000	474,447
Saputo, Inc.	6,585	202,447
SNC-Lavalin Group, Inc.	8,782	202,128
Sun Life Financial, Inc.	6,194	291,400
Suncor Energy, Inc.	14,986	458,345
TC Energy Corp.	7,177	393,811
Teck Resources Ltd., Class B	10,373	134,118
TELUS Corp.	7,384	296,186
Thomson Reuters Corp.	3,781	304,155
Toronto-Dominion Bank (The)	7,574	418,859
WSP Global, Inc.	3,628	257,997

Total Canada		16,181,187

Denmark - 0.8%
Carlsberg A/S, Class B	1,801	263,446
DSV PANALPINA A/S	3,784	411,656
ISS A/S	12,411	301,286
Novo Nordisk A/S, Class B	9,772	597,767
Orsted A/S‡	3,000	327,434
Vestas Wind Systems A/S	2,609	260,306

Total Denmark		2,161,895

Finland - 0.8%
Kesko OYJ, Class B	3,780	255,696
Kone OYJ, Class B	4,028	260,063
Neste OYJ	8,013	318,615
Nokia OYJ	103,337	403,047
Outokumpu OYJ	53,442	184,188
Stora Enso OYJ, Class R	23,783	309,950
UPM-Kymmene OYJ	10,374	327,994
Wartsila OYJ Abp	12,776	156,804

Total Finland		2,216,357

France - 13.1%
Air France-KLM*	58,967	548,394
Air Liquide SA	5,303	768,390
Airbus SE	11,398	1,682,990
Arkema SA	2,630	241,967
Atos SE	6,294	524,102
AXA SA	42,412	1,131,784
BNP Paribas SA	17,279	919,994
Bollore SA	130,512	531,383
Bouygues SA	28,143	1,114,350
Bureau Veritas SA	9,571	264,210
Capgemini SE	4,117	512,592
Carrefour SA	79,621	1,350,452
Casino Guichard Perrachon SA(a)	17,191	698,412
Cie de Saint-Gobain	21,742	824,875
Cie Generale des Etablissements Michelin	3,027	352,225
Cie Plastic Omnium SA	8,574	215,689
CNP Assurances	22,152	399,410
Credit Agricole SA	37,665	510,485
Danone SA	7,793	625,261
Dassault Systemes SE	1,380	239,644
Eiffage SA	5,995	695,923
Electricite de France SA	99,662	1,232,019
Elior Group SA‡	19,970	280,397
Engie SA	96,463	1,663,369
EssilorLuxottica SA	3,200	476,083
Faurecia SE	7,965	381,054
Kering SA	603	370,876
L'Oreal SA	2,640	736,971

Schedules of Investments ─ IQ 500 International ETF (continued)
January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
LVMH Moet Hennessy Louis Vuitton SE	3,704	$1,622,617
Natixis SA	50,854	215,451
Orange SA	65,242	925,817
Orpea	1,998	260,388
Pernod Ricard SA	1,390	241,072
Peugeot SA	45,832	945,221
Publicis Groupe SA	7,403	328,406
Renault SA	12,416	484,950
Rexel SA	31,741	380,422
Safran SA	4,831	781,375
Sanofi	12,334	1,188,480
Schneider Electric SE	7,002	702,401
Societe Generale SA	15,351	497,175
Sodexo SA(a)	6,213	651,344
SPIE SA	13,388	260,234
Suez	30,760	505,529
Teleperformance	1,157	290,800
Thales SA	3,790	416,732
TOTAL SA	49,395	2,416,477
Valeo SA	12,199	363,930
Veolia Environnement SA	26,182	774,117
Vinci SA	18,723	2,079,033
Vivendi SA	16,786	460,592

Total France		36,085,864

Germany - 10.5%
adidas AG	2,014	637,881
Allianz SE	4,570	1,093,167
Aurubis AG	4,782	261,314
BASF SE	29,318	1,984,177
Bayer AG	21,207	1,716,792
Bayerische Motoren Werke AG	19,558	1,394,517
Beiersdorf AG(a)	1,983	225,030
Brenntag AG	6,978	362,524
CECONOMY AG*(a)	80,724	419,112
Continental AG	6,138	700,212
Covestro AG‡	7,218	305,161
Daimler AG	37,527	1,738,562
Deutsche Bank AG	45,459	417,329
Deutsche Lufthansa AG	41,120	630,222
Deutsche Post AG	43,594	1,525,416
Deutsche Telekom AG	99,399	1,608,909
E.ON SE	57,162	648,673
Evonik Industries AG	14,963	410,736
Fresenius Medical Care AG & Co. KGaA	9,601	741,596
Fresenius SE & Co. KGaA	16,990	868,456
Hannover Rueck SE	1,595	310,210
HeidelbergCement AG	6,319	429,126
Infineon Technologies AG	12,974	281,460
LANXESS AG	4,381	263,725
MAN SE(a)	2,567	118,911
Merck KGaA	4,004	514,275
METRO AG	38,663	539,650
Muenchener Rueckversicherungs-Gesellschaft AG	2,203	650,135
ProSiebenSat.1 Media SE	14,368	190,833
RWE AG	17,954	623,560
Salzgitter AG	8,376	141,091
SAP SE	8,895	1,161,404
Siemens AG*	15,109	1,869,278
Siemens Healthineers AG‡	16,761	789,047
Telefonica Deutschland Holding AG	67,936	205,759
thyssenkrupp AG(a)	57,629	713,047
TUI AG	67,154	689,059
Uniper SE	48,283	1,584,349
United Internet AG	6,781	220,181

Total Germany		28,984,886

Hong Kong - 1.0%
AIA Group Ltd.	36,536	365,835
CLP Holdings Ltd.	22,367	233,755
Dairy Farm International Holdings Ltd.	26,377	135,841
Jardine Matheson Holdings Ltd.	10,769	602,095
Li & Fung Ltd.	1,620,711	144,019
Nine Dragons Paper Holdings Ltd.	241,996	231,247
Sun Art Retail Group Ltd.	285,045	340,296
WH Group Ltd.‡	418,355	401,928
Yue Yuen Industrial Holdings Ltd.	61,346	171,044

Total Hong Kong		2,626,060

Ireland - 0.4%
CRH PLC	21,752	818,915
Smurfit Kappa Group PLC	8,786	304,599

Total Ireland		1,123,514

Israel - 0.1%
Teva Pharmaceutical Industries Ltd.*	30,540	312,002

Italy - 2.9%
Assicurazioni Generali SpA	41,344	806,158
Atlantia SpA	8,376	205,788
Autogrill SpA	24,092	234,148
Enel SpA	311,380	2,710,536
Eni SpA	76,135	1,067,991
Intesa Sanpaolo SpA	148,675	369,972
Leonardo SpA	30,159	373,660
Poste Italiane SpA‡	74,200	851,065
Prysmian SpA	11,167	248,496
Saipem SpA*	54,647	226,978
Saras SpA	112,353	150,906
Telecom Italia SpA*	855,758	461,657
UniCredit SpA	21,773	291,525

Total Italy		7,998,880

Japan - 31.8%
Aeon Co., Ltd.	55,815	1,160,484
AGC, Inc.	9,165	317,522
Aisin Seiki Co., Ltd.	15,601	531,860
Ajinomoto Co., Inc.	14,152	235,682
Alfresa Holdings Corp.	17,775	365,225
Alps Alpine Co., Ltd.	10,367	191,491
ANA Holdings, Inc.(a)	11,807	372,996
Asahi Group Holdings Ltd.	8,613	404,168
Asahi Kasei Corp.	41,725	438,096
Astellas Pharma, Inc.	22,585	406,440
Bridgestone Corp.	11,766	423,483
Canon, Inc.	27,771	739,595
Central Japan Railway Co.	1,844	367,235
Chubu Electric Power Co., Inc.	32,552	446,901
Chugoku Electric Power Co., Inc. (The)	20,353	269,846
Cosmo Energy Holdings Co., Ltd.	19,004	375,398
Dai Nippon Printing Co., Ltd.	16,001	449,537
Dai-ichi Life Holdings, Inc.	37,359	570,803
Daiichi Sankyo Co., Ltd.	5,171	355,007
Daikin Industries Ltd.	3,201	461,758
Denso Corp.	20,096	842,146
Dentsu Group, Inc.	7,571	255,661
East Japan Railway Co.	7,606	680,705
Fast Retailing Co., Ltd.	812	444,564
Fuji Media Holdings, Inc.	15,978	220,981

Schedules of Investments ─ IQ 500 International ETF (continued)
January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
FUJIFILM Holdings Corp.	6,405	$324,076
Fujitsu Ltd.	13,515	1,448,325
Hakuhodo DY Holdings, Inc.	24,352	354,097
Hankyu Hanshin Holdings, Inc.	5,571	229,758
Hanwa Co., Ltd.	13,976	345,967
Haseko Corp.	19,954	265,108
Hino Motors Ltd.	33,933	324,349
HIS Co., Ltd.	6,815	158,766
Hitachi High-Technologies Corp.	4,789	349,946
Hitachi Ltd.	39,085	1,525,391
Honda Motor Co., Ltd.	53,170	1,388,792
Idemitsu Kosan Co., Ltd.	17,957	458,099
IHI Corp.	9,571	232,155
Isetan Mitsukoshi Holdings Ltd.(a)	21,150	168,014
Isuzu Motors Ltd.	20,354	205,258
ITOCHU Corp.	155,793	3,691,253
Japan Airlines Co., Ltd.	9,796	279,731
Japan Post Holdings Co., Ltd.	78,122	718,116
Japan Post Insurance Co., Ltd.	17,974	307,292
Japan Tobacco, Inc.	17,583	375,718
JFE Holdings, Inc.	42,130	511,150
JTEKT Corp.	18,901	206,475
JXTG Holdings, Inc.	303,939	1,314,634
Kajima Corp.	32,533	422,027
Kansai Electric Power Co., Inc. (The)	38,655	437,960
Kao Corp.	3,769	305,387
Kawasaki Heavy Industries Ltd.	9,774	198,122
Kawasaki Kisen Kaisha Ltd.*	19,959	273,277
KDDI Corp.	55,433	1,672,938
Kintetsu Group Holdings Co., Ltd.	5,819	309,781
Kirin Holdings Co., Ltd.	14,595	324,864
Kobe Steel Ltd.	47,257	221,057
Komatsu Ltd.	18,557	422,384
Konica Minolta, Inc.	25,346	159,019
Kubota Corp.	20,295	325,907
Kyocera Corp.	6,020	404,018
Kyushu Electric Power Co., Inc.	30,342	251,952
LIXIL Group Corp.	19,204	325,308
Marubeni Corp.	188,824	1,385,366
Mazda Motor Corp.	35,360	304,712
Medipal Holdings Corp.	24,787	534,229
MEIJI Holdings Co., Ltd.	2,980	212,258
Mitsubishi Chemical Holdings Corp.	109,623	809,138
Mitsubishi Corp.	117,101	3,050,017
Mitsubishi Electric Corp.	70,924	1,011,003
Mitsubishi Heavy Industries Ltd.	13,163	488,701
Mitsubishi Materials Corp.	9,574	245,831
Mitsubishi Motors Corp.	53,660	204,471
Mitsubishi UFJ Financial Group, Inc.	100,175	525,437
Mitsui & Co., Ltd.	94,552	1,710,285
Mitsui Chemicals, Inc.	12,711	287,913
Mitsui OSK Lines Ltd.	12,507	310,295
Mizuho Financial Group, Inc.	207,450	311,027
MS&AD Insurance Group Holdings, Inc.	12,955	437,112
Murata Manufacturing Co., Ltd.	7,615	444,598
NEC Corp.	17,556	796,932
NH Foods Ltd.	6,578	292,834
Nidec Corp.	1,927	249,620
Nippon Express Co., Ltd.	7,590	404,062
Nippon Paper Industries Co., Ltd.	11,166	184,718
Nippon Steel Corp.	57,452	813,928
Nippon Telegraph & Telephone Corp.	140,683	3,616,858
Nippon Yusen K.K.	24,952	408,404
Nissan Motor Co., Ltd.	149,182	825,157
Nitto Denko Corp.	3,838	219,193
Nomura Research Institute Ltd.	13,577	303,145
NTT Data Corp.	52,775	757,163
NTT DOCOMO, Inc.	54,854	1,572,463
Obayashi Corp.	49,328	552,059
Oji Holdings Corp.	50,449	263,451
Olympus Corp.	19,754	325,239
Omron Corp.	4,782	282,812
Oriental Land Co., Ltd.	1,839	241,954
ORIX Corp.	15,990	274,110
Osaka Gas Co., Ltd.	13,367	229,022
Otsuka Corp.	7,175	284,657
Otsuka Holdings Co., Ltd.	7,983	361,863
PALTAC Corp.	4,182	201,026
Panasonic Corp.	99,693	1,013,624
Persol Holdings Co., Ltd.	17,303	316,893
Rakuten, Inc.	36,075	284,912
Recruit Holdings Co., Ltd.	22,768	904,124
Renesas Electronics Corp.*	44,117	289,405
Ricoh Co., Ltd.	40,128	466,127
Secom Co., Ltd.	3,768	337,672
Seibu Holdings, Inc.	11,987	189,231
Seiko Epson Corp.	16,706	249,700
Sekisui House Ltd.(a)	12,776	278,305
Seven & i Holdings Co., Ltd.	33,145	1,289,592
SG Holdings Co., Ltd.	8,793	188,621
Sharp Corp.	25,288	355,108
Shimizu Corp.	47,712	498,756
Shin-Etsu Chemical Co., Ltd.	4,321	506,911
Ship Healthcare Holdings, Inc.	5,774	263,169
Shiseido Co., Ltd.	3,004	196,423
Showa Denko K.K.	6,592	162,694
SoftBank Group Corp.	34,856	1,454,893
Sojitz Corp.	108,361	346,923
Sompo Holdings, Inc.	7,773	296,405
Sony Corp.	23,325	1,660,953
Subaru Corp.	17,373	442,400
Sumitomo Chemical Co., Ltd.	89,980	391,849
Sumitomo Corp.	78,379	1,184,526
Sumitomo Electric Industries Ltd.	33,134	452,446
Sumitomo Metal Mining Co., Ltd.	7,165	209,162
Sumitomo Mitsui Financial Group, Inc.	13,980	500,976
Suntory Beverage & Food Ltd.	5,380	230,568
Suzuken Co., Ltd.	6,784	265,076
Suzuki Motor Corp.	10,574	490,920
T&D Holdings, Inc.	13,181	144,841
Taiheiyo Cement Corp.	5,990	164,914
Taisei Corp.	9,001	366,235
Takeda Pharmaceutical Co., Ltd.	9,791	381,848
TDK Corp.	4,040	442,449
Teijin Ltd.	12,368	225,371
Toho Holdings Co., Ltd.	10,168	212,582
Tohoku Electric Power Co., Inc.	31,136	295,316
Tokio Marine Holdings, Inc.	8,572	473,344
Tokyo Electric Power Co., Holdings, Inc.*	161,156	646,795
Tokyo Electron Ltd.	2,227	503,405
Tokyo Gas Co., Ltd.	12,609	280,135
Tokyu Corp.	15,207	271,070
Toppan Printing Co., Ltd.	26,091	528,633
Toray Industries, Inc.	72,030	481,950
Toshiba Corp.	12,966	418,702
Tosoh Corp.	13,575	197,015
Toyota Boshoku Corp.	14,576	215,443
Toyota Industries Corp.	6,403	354,459
Toyota Motor Corp.	50,091	3,536,433
Toyota Tsusho Corp.	41,331	1,462,420
West Japan Railway Co.	4,770	408,147
Yamada Denki Co., Ltd.	54,047	274,760
Yamaha Motor Co., Ltd.	11,368	216,274
Yamato Holdings Co., Ltd.	13,202	216,207

Schedules of Investments ─ IQ 500 International ETF (continued)
January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Yamazaki Baking Co., Ltd.	12,768	$245,971
Z Holdings Corp.	132,888	537,020
Zensho Holdings Co., Ltd.	9,373	200,890

Total Japan		87,718,111

Luxembourg - 0.5%
ArcelorMittal SA	85,439	1,264,593
RTL Group SA	5,363	244,269

Total Luxembourg		1,508,862

Netherlands - 3.9%
Aegon NV	57,441	233,554
Akzo Nobel NV	2,913	275,364
Altice Europe NV*	193,809	1,249,156
ASML Holding NV	1,947	548,587
EXOR NV	17,010	1,256,196
Heineken Holding NV	5,424	534,367
Heineken NV	5,194	565,929
ING Groep NV	19,192	208,964
Koninklijke Ahold Delhaize NV	46,678	1,148,374
Koninklijke DSM NV	2,440	298,252
Koninklijke Philips NV	12,910	592,304
NN Group NV	5,578	194,101
Randstad NV	14,617	841,677
Royal Dutch Shell PLC, Class B	92,792	2,446,369
Wolters Kluwer NV	3,189	240,033

Total Netherlands		10,633,227

Norway - 0.7%
Equinor ASA	61,408	1,113,535
Norsk Hydro ASA	98,737	310,742
Telenor ASA	17,104	309,783
Yara International ASA	7,173	260,998

Total Norway		1,995,058

Portugal - 0.4%
EDP - Energias de Portugal SA	94,979	476,177
Galp Energia SGPS SA	19,697	297,737
Jeronimo Martins SGPS SA(a)	24,976	430,261

Total Portugal		1,204,175

Singapore - 0.8%
Jardine Cycle & Carriage Ltd.	15,507	331,976
Oversea-Chinese Banking Corp. Ltd.	27,143	215,370
Sembcorp Industries Ltd.	105,960	164,580
Singapore Airlines Ltd.	41,920	262,595
Singapore Telecommunications Ltd.	140,556	339,831
Wilmar International Ltd.	336,582	964,199

Total Singapore		2,278,551

Spain - 2.8%
Acciona SA(a)	2,389	271,103
ACS Actividades de Construccion y Servicios SA	24,572	817,738
Amadeus IT Group SA	3,191	250,438
Banco Bilbao Vizcaya Argentaria SA	51,523	266,561
Banco Santander SA	193,248	761,116
Cia de Distribucion Integral Logista Holdings SA	11,180	251,015
Endesa SA	17,988	493,773
Iberdrola SA	100,257	1,096,605
Industria de Diseno Textil SA	21,893	736,832
Mapfre SA	88,199	225,980
Naturgy Energy Group SA	15,560	410,397
Repsol SA	56,774	784,260
Siemens Gamesa Renewable Energy SA	12,189	194,581
Telefonica SA	152,773	1,034,272

Total Spain		7,594,671

Sweden - 1.8%
Assa Abloy AB, B Shares	9,165	218,032
Atlas Copco AB, A Shares	7,971	282,828
Electrolux AB, Series B	7,992	189,629
Essity AB, B Shares	9,970	316,519
Hennes & Mauritz AB, B Shares(a)	28,283	621,051
ICA Gruppen AB(a)	6,195	272,387
NCC AB, B Shares	13,183	246,190
Sandvik AB	13,382	244,561
Securitas AB, B Shares	22,494	354,143
Skanska AB, B Shares	26,979	624,187
SSAB AB, A Shares(a)	57,044	175,654
Telefonaktiebolaget LM Ericsson, B Shares	57,840	454,624
Telia Co. AB	53,449	228,743
Volvo AB, B Shares	48,659	834,488

Total Sweden		5,063,036

Switzerland - 5.7%
ABB Ltd.	28,764	671,344
Adecco Group AG	14,077	827,587
Cie Financiere Richemont SA	3,104	227,349
Credit Suisse Group AG*	25,745	326,067
Glencore PLC*	537,074	1,575,236
Kuehne + Nagel International AG	3,515	568,552
LafargeHolcim Ltd.*	10,367	527,782
Nestle SA	30,375	3,350,399
Novartis AG	18,861	1,782,941
Roche Holding AG	9,231	3,103,959
Schindler Holding AG - Participating Certificate	1,005	259,886
Sika AG	1,409	253,472
STMicroelectronics NV*	17,503	490,546
Swiss Life Holding AG	425	213,899
Swiss Re AG	3,443	389,120
Swisscom AG(a)	601	330,022
UBS Group AG*	34,755	432,433
Zurich Insurance Group AG	1,215	504,796

Total Switzerland		15,835,390

United Kingdom - 9.9%
Associated British Foods PLC	12,966	448,830
AstraZeneca PLC	7,833	766,562
Aviva PLC	44,146	231,842
Babcock International Group PLC	36,136	280,472
BAE Systems PLC	85,800	714,123
Balfour Beatty PLC	73,129	256,228
Barclays PLC	136,156	301,528
BP PLC	309,012	1,860,321
British American Tobacco PLC	18,497	818,651
BT Group PLC	268,677	569,931
Bunzl PLC	8,959	232,062
Capita PLC*	124,924	239,520
Centrica PLC	483,732	540,987
CK Hutchison Holdings Ltd.	60,906	543,572
Compass Group PLC	37,140	918,941
Computacenter PLC	15,976	377,809
DCC PLC	3,631	293,501
Diageo PLC	9,001	357,140
Dixons Carphone PLC	135,951	243,010
DS Smith PLC	47,328	212,555
easyJet PLC	14,588	267,873

Schedules of Investments ─ IQ 500 International ETF (continued)
January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Experian PLC	7,571	$263,175
Fiat Chrysler Automobiles NV	94,565	1,229,478
G4S PLC	135,308	348,521
GlaxoSmithKline PLC	59,420	1,397,362
Hays PLC	136,753	279,776
HSBC Holdings PLC	74,129	539,202
Imperial Brands PLC	13,395	344,458
Inchcape PLC	32,479	281,287
InterContinental Hotels Group PLC	3,383	208,949
International Consolidated Airlines Group SA	18,060	135,508
ITV PLC	119,144	212,653
J Sainsbury PLC	205,859	549,240
John Wood Group PLC	42,922	212,910
Johnson Matthey PLC	9,999	343,357
Kingfisher PLC	96,950	260,711
Legal & General Group PLC	54,848	220,878
Lloyds Banking Group PLC	430,452	322,239
Marks & Spencer Group PLC	91,698	212,742
Mondi PLC	10,595	215,919
National Grid PLC	39,726	526,706
Pearson PLC	20,153	150,999
Petrofac Ltd.	30,963	142,527
Prudential PLC	20,957	373,497
Reckitt Benckiser Group PLC	4,417	365,711
RELX PLC	16,700	443,141
Rolls-Royce Holdings PLC*	41,123	363,196
Royal Bank of Scotland Group PLC	67,827	195,181
Royal Mail PLC	104,947	274,192
SSE PLC	37,336	742,428
Standard Chartered PLC	30,965	257,562
Tesco PLC	404,011	1,314,909
Travis Perkins PLC	12,776	261,293
Unilever NV	26,932	1,572,887
Vodafone Group PLC	557,916	1,098,020
Wm Morrison Supermarkets PLC(a)	137,955	330,880
WPP PLC	61,843	770,378

Total United Kingdom		27,237,330

United States - 0.3%
Amcor PLC	21,751	231,378
Ferguson PLC	8,174	732,913

Total United States		964,291

Total Common Stocks
(Cost $272,750,473)		271,394,121
Preferred Stocks — 1.3%
Germany - 1.3%
Henkel AG & Co. KGaA, 1.96%	4,827	491,813
Schaeffler AG, 6.07%	36,147	362,446
Volkswagen AG, 2.92%	15,093	2,715,979

Total Germany		3,570,238

Total Preferred Stocks
(Cost $3,669,933)		3,570,238
Short-Term Investments — 2.3%
Money Market Funds — 2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)	5,671,950	5,671,950
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)	800,417	800,417
Total Short-Term Investments
(Cost $6,472,367)		6,472,367
Total Investments — 101.9%
(Cost $282,892,773)		281,436,726
Other Assets and Liabilities, Net — (1.9)%		(5,433,517)
Net Assets — 100.0%		$276,003,209

		% of
Industry	Value	Net Assets
Industrials	$61,416,846	22.2%
Consumer Discretionary	38,688,022	14.0
Consumer Staples	31,390,647	11.4
Financials	26,370,570	9.6
Materials	23,728,908	8.6
Communication Services	22,655,272	8.2
Health Care	19,194,678	7.0
Energy	18,037,975	6.5
Utilities	17,907,863	6.5
Information Technology	15,573,578	5.6
Money Market Funds	6,472,367	2.3
Total Investments	$281,436,726	101.9%
Other Assets and Liabilities, Net	(5,433,517)	(1.9)
Total Net Assets	$276,003,209	100.0%

Schedules of Investments ─ IQ 500 International ETF (continued)
January 31, 2020 (unaudited)

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,580,006; total market value of collateral held by the Fund was $5,895,645. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $223,695.
(b)	Reflects the 1-day yield at January 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks
Australia	$8,901,737	$–	$–	$8,901,737
Austria	670,976	–	–	670,976
Belgium	2,098,061	–	–	2,098,061
Canada	16,181,187	–	–	16,181,187
Denmark	2,161,895	–	–	2,161,895
Finland	2,216,357	–	–	2,216,357
France	36,085,864	–	–	36,085,864
Germany	28,984,886	–	–	28,984,886
Hong Kong	2,626,060	–	–	2,626,060
Ireland	1,123,514	–	–	1,123,514
Israel	312,002	–	–	312,002
Italy	7,998,880	–	–	7,998,880
Japan	87,718,111	–	–	87,718,111
Luxembourg	1,508,862	–	–	1,508,862
Netherlands	10,633,227	–	–	10,633,227
Norway	1,995,058	–	–	1,995,058
Portugal	1,204,175	–	–	1,204,175
Singapore	2,278,551	–	–	2,278,551
Spain	7,594,671	–	–	7,594,671
Sweden	5,063,036	–	–	5,063,036
Switzerland	15,835,390	–	–	15,835,390
United Kingdom	27,237,330	–	–	27,237,330
United States	964,291	–	–	964,291
Total Common Stocks	271,394,121	–	–	271,394,121
Preferred Stocks
Germany	3,570,238	–	–	3,570,238
Short-Term Investments:
Money Market Funds	6,472,367	–	–	6,472,367
Total Investments in Securities	$281,436,726	$–	$–	$281,436,726

(d)	For a complete listing of investments and their countries, see the Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF (continued)
January 31, 2020 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2019	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2020	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at January 31, 2020
Common Stocks
Rolls-Royce Holdings PLC — Entitlement Shares	$1,326	$–	$(21)	$(13)	$945	$(2,237)	$–	$–	$–	$–